UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          FEBRUARY   , 2003
 ----------------------------   -----------------------    -----------------
         [Signature]                 [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                     109
                                                  -------------------------

Form 13F Information Table Value Total:                 207,176
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/02


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer  & of Class       Number         (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------




TOTALS:                            109          207,176     5,621,226

Coca-Cola Company                  191216100      15600        307384     307384                                            307384
Exxon Mobil Corporation            30231G102       8737        213098     213098                                            213098
Microsoft Corp.                    594918104       7286        264577     264577                                            264577
American Express Co                025816109       6466        134075     134075                                            134075
Johnson & Johnson                  478160104       6087        117826     117826                                            117826
T Rowe Price Group.                74144T108       5188        109430     109430                                            109430
Intl Game Technology               448947101       5114        143260     143260                                            143260
General Electric Co                369604103       5014        161856     161856                                            161856
Paychex Inc.                       704326107       4835        129960     129960                                            129960
American Int'l Group               026874107       4811         72586      72586                                             72586
Bank of America Corp               060505104       4800         59681      59681                                             59681
Suntrust Banks Inc                 867914103       4228         59137      59137                                             59137
Jefferson Pilot Corp               475070108       4148         81905      81905                                             81905
I Shares US Total Mkt.             464287846       4040         76650      76650                                             76650
Merck & Co Inc                     589331107       3912         84679      84679                                             84679
Georgia Bank Fin Corp              373127109       3877        133680     133680                                            133680
3M Company                         88579Y101       3608         42428      42428                                             42428
Anheuser-Busch Co Inc              035229103       3582         68000      68000                                             68000
Hershey Foods Corp                 427866108       3473         45116      45116                                             45116
Mediacom Communications Corp ClA   58446K105       3451        398984     398984                                            398984
FedEx Corp                         31428X106       3287         48691      48691                                             48691
Wal-Mart Stores                    931142103       3190         60130      60130                                             60130
ConocoPhillips                     20825C104       2776         42336      42336                                             42336
Diebold Inc                        253651103       2690         49940      49940                                             49940
St Joe Company                     790148100       2543         68200      68200                                             68200
BerkshireHathawayClB               084670207       2404           854        854                                               854
Royal Dutch Pete                   780257804       2332         44508      44508                                             44508
Newmont Mining Corp                651639106       2328         47900      47900                                             47900
Cousins Properties Inc             222795106       2287         74750      74750                                             74750
Pfizer Inc.                        717081103       2243         63500      63500                                             63500
Intuit Inc                         461202103       2206         41700      41700                                             41700
Zimmer Holdings Inc                98956P102       2016         28640      28640                                             28640
Charles Schwab Corp                808513105       2015        170190     170190                                            170190
Stan&Poors Dep Recs.               78462F103       1955         17565      17565                                             17565
Wachovia Corp                      929903102       1943         41712      41712                                             41712
Block (H&R) Inc                    093671105       1929         34840      34840                                             34840
Church & Dwight Co                 171340102       1897         47900      47900                                             47900
Sunrise Assisted Living            86768K106       1720         44400      44400                                             44400
Cisco Systems                      17275R102       1718         70735      70735                                             70735
Intern'l Business Mach             459200101       1704         18386      18386                                             18386
Tribune Company                    896047107       1677         32500      32500                                             32500
PepsiCo Incorporated               713448108       1660         35614      35614                                             35614
Brown Forman Corp                  115637209       1626         17400      17400                                             17400
Forest Laboratories Inc            345838106       1576         25500      25500                                             25500
Carnival Corp                      143658300       1522         38300      38300                                             38300
Duke Realty                        264411505       1519         49000      49000                                             49000
Walt Disney Holdings Co            254687106       1483         63547      63547                                             63547
Intel Corp                         458140100       1462         45397      45397                                             45397
Health Care Ppty Inv Inc           421915109       1438         28300      28300                                             28300
PetroChina Co                      71646E100       1415         24800      24800                                             24800
Equity Rsntl Pptys Tr              29476L107       1373         46514      46514                                             46514
Medco Health Solutions Inc         58405U102       1326         39013      39013                                             39013
AGL Resources Inc                  047753108       1269         43602      43602                                             43602
T I B Financial Corp               872449103       1203         51000      51000                                             51000
Cintas Corp                        172909105       1181         23550      23550                                             23550
Southtrust Corp                    844730101       1133         34604      34604                                             34604
Thornburg Mortgage Inc             885218107       1132         41600      41600                                             41600
Young Innovations Inc              987520103       1116         31000      31000                                             31000
General Dynamics Corp              369550108        994         11000      11000                                             11000
Gillette Co                        375766102        946         25765      25765                                             25765
Alltel Corp.                       020039103        932         20000      20000                                             20000
Nasdaq 100 Trust Ser 1             631100104        890         24400      24400                                             24400
Kimberly Clark Corp                494368103        813         13762      13762                                             13762
Procter & Gamble Co                742718109        811          8124       8124                                              8124
BellSouth Corp                     079860102        808         28565      28565                                             28565
Polaris Industries Inc             731068102        799          9017       9017                                              9017
Royal Bank Scotland prd D 9.125%   780097606        783         28600      28600                                             28600
CitiGroup Inc                      172967101        764         15740      15740                                             15740
SBC Communications                 78387G103        748         28700      28700                                             28700
Deere & Co                         244199105        709         10900      10900                                             10900
Flaherty & Crumrine Pfd Inc Fnd    33848E106        682         47500      47500                                             47500
Delta & Pine Land Co               247357106        668         26286      26286                                             26286
Home Depot                         437076102        655         18455      18455                                             18455
Cross Timbers Royalty Tr           22757R109        620         21750      21750                                             21750
Barrick Gold Corp.                 02451E109        568         25000      25000                                             25000
Internap Network Services Corp     45885A102        501        204412     204412                                            204412
Dover Corporation                  260003108        477         12000      12000                                             12000
Amgen Inc                          031162100        476          7700       7700                                              7700
Macrovision                        555904101        443         19600      19600                                             19600
Genuine Parts Co                   372460105        423         12755      12755                                             12755
Georgia Pwr Cap V 7.125            37333R308        382         14200      14200                                             14200
Bristol Myers Squibb Co            110122108        357         12480      12480                                             12480
Clarcor Inc                        179895107        353          8000       8000                                              8000
Dominion Res Inc Va New            25746U109        332          5200       5200                                              5200
Southern Company                   842587107        325         10749      10749                                             10749
Swiss Helvetia Fund Inc            870875101        322         24946      24946                                             24946
ChevronTexaco Corp                 721467108        322          3728       3728                                              3728
Honeywell International            438516106        321          9600       9600                                              9600
Verizon Communications             92343V104        306          8730       8730                                              8730
Duke Energy                        264399106        304         14845      14845                                             14845
Marsh & McLennan Co Inc.           571748102        277          5793       5793                                              5793
Abbott Labs                        002824100        276          5930       5930                                              5930
Emerson Electric Co                291011104        272          4200       4200                                              4200
Regions Finl Corp                  758940100        269          7244       7244                                              7244
Dell Inc                           24702R101        247          7275       7275                                              7275
Fortune Brands                     349631100        245          3425       3425                                              3425
JM Smuckers Co                     832696405        236          5220       5220                                              5220
Florida East Coast Inds            340632108        228          6900       6900                                              6900
Sector Spdr Engy Select            81369Y506        209          7600       7600                                              7600
Morgan Stanley                     617446448        208          3600       3600                                              3600
BB&T Corp                          054937107        204          5273       5273                                              5273
Colgate-Palmolive Co               194162103        200          4001       4001                                              4001
Travelers Property Cas B           89420G406        183         10800      10800                                             10800
Earth Search Science Inc           270313109          0        130000     130000                                            130000
Migratec Inc                       598622108          0         20000      20000                                             20000
Universal Display Cp               91347P105        159         11600      11600                                             11600
Fidelity Southern Corp             316320100        140         10560      10560                                             10560
Flag Financial Corp                33832H107        134         10365      10365                                             10365
Other over $200000 or 10000 shares                 6304        236501     236501                                            236501

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